Business acquisitions	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business acquisitions	Business acquisitions
a) ML Northern Services Ltd.
On October 1, 2022, the Company acquired 100% of the shares and business of ML Northern Services Ltd. ("ML Northern"), a privately-owned heavy equipment servicing company specializing in mobile fuel, lube, and steaming services based in Fort McMurray, Alberta, for total cash consideration of $8,002, comprised of a purchase price of $13,723 for property, plant and equipment and working capital, less assumed lease liabilities of $5,721.
The following table summarizes the total consideration paid for ML Northern and the fair value of the assets acquired and liabilities assumed at the acquisition date:

Purchase price allocation to assets acquired and liabilities assumed:	October 1, 2022
Property, plant and equipment and working capital
Cash	$795
Accounts receivable	4,068
Prepaid expenses	30
Property, plant and equipment	9,562
Operating lease right-of-use asset	131
Accounts payable	(48)
Accrued liabilities	(599)
Deferred income tax liabilities	(216)
$13,723
Lease liabilities
Finance lease liabilities	$(5,595)
Operating lease liabilities	(126)
$(5,721)
Total identifiable net assets at fair value	$8,002
The Company paid cash consideration of $3,000 and recorded deferred consideration of $5,002 included in accrued liabilities at December 31, 2022. During the year ended December 31, 2022, the Company recognized $95 of acquisition related costs associated with professional and legal advisory fees in general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income.
During the year ended December 31, 2022, the Company recognized $5,224 of revenue and $1,094 of net income from ML Northern recorded in the Consolidated Statement of Operations and Comprehensive Income. Pro forma disclosures related to the effect of the acquisition have been excluded on the basis of immateriality.
b) DGI (Aust) Trading Pty Ltd.
On July 1, 2021, the Company acquired all the shares and business of DGI (Aust) Trading Pty Ltd. ("DGI"), a supplier of production-critical mining components based in Kempsey, New South Wales, Australia for total consideration of $18,441, comprised of a cash payment of $13,724 and $4,717 in the form of an earn-out to be paid based on the earnings of DGI over the next four annual periods after the acquisition. Goodwill from the acquisition was $543 and the fair value of the identifiable net assets acquired was $17,898. Identifiable net assets included: working capital of $13,674, intangible assets of $2,575, and other net assets of $1,649. The Company recognized $209 of acquisition-related costs during the year ended December 31, 2021. Management finalized the fair value assessment of assets and liabilities purchased from DGI in 2021.